SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENT NONRECURRING

The following table presents as of June 30, 2026 and December 31, 2025 the Company’s assets subject to measurement at fair value on a nonrecurring basis:

	Fair Value Measurements as of June 30, 2026
	Level 1	Level 2	Level 3	Total
Assets:
Certain Real Estate assets	$—	$—	15,633,285	15,633,285
Total Assets	$—	$—	$15,633,285	$15,633,285

	Fair Value Measurements as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Goodwill for NTR Property Management	$—	$—	$194,000	$194,000
Certain Real Estate assets	—	—	24,499,935	24,499,935
Total Assets	$—	$—	$24,693,935	$24,693,935

The following table presents as of December 31, 2025 the Company’s assets subject to measurement at fair value on a nonrecurring basis (in thousands):

	Fair Value Measurements as of December 31, 2025
	Level 1	Level 2	Level 3	Total	Impairment Loss
Assets:
Goodwill for NTR Property Management	$—	$—	$194,000	$194,000	$72,000
Certain Real Estate assets	—	—	24,499,935	24,499,935	6,371,437
Total Assets	$—	$—	$24,693,935	$24,693,935	$6,443,437

The following table presents as of December 31, 2024 the Company’s assets subject to measurement at fair value on a nonrecurring basis (in thousands):

	Fair Value Measurements as of December 31, 2024
	Level 1	Level 2	Level 3	Total	Impairment Loss
Assets:
Goodwill for NTR Property Management	$—	$—	$266,000	$266,000	$185,000
Certain Real Estate assets	—	—	18,065,871	18,065,871	1,784,311
Total Assets	$—	$—	$18,331,871	$18,331,871	$1,969,311

SCHEDULE OF ANTIDILUTIVE SECURITIES OF EARNING PER SHARE

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025

Common Stock Warrants	200,000	200,000	200,000	200,000
Placement Agent Warrants	8,000	8,000	8,000	8,000
Series A Warrants	1,445,007	1,445,007	1,445,007	1,445,007
Unvested Common Stock Grants	117,493	208,498	117,493	208,498

Total potentially dilutive shares	1,770,500	1,861,505	1,770,500	1,861,505

	For the Year Ended December 31,
	2025	2024

Common Stock Warrants	200,000	200,000
Placement Agent Warrants	8,000	8,000
Series A Warrants	1,445,007	1,445,007
Unvested Common Stock Grants	104,108	117,081

Total potentially dilutive shares	1,757,115	1,770,088

SCHEDULE OF OTHER NON REAL ESTATE ASSETS AND LIABILITIES

The below tables include other non-real estate assets and liabilities related to real estate held for sale as of December 31, 2025 and December 31, 2024.

As of December 31, 2025

Non real estate assets related to real estate held for sale	Commercial	Model Home	Total
Cash equivalents and restricted cash	1,988,360	—	1,988,360
Deferred leasing costs	98,248	—	98,248
Other Assets, net	348,997	—	348,997
Total other assets	$2,435,605	$—	$2,435,605

Non real estate liabilities related to real estate held for sale
Accounts payable and accrued liabilities	276,827	—	276,827
Accrued real estate taxes	197,035	—	197,035
Total other liabilities	$473,862	$—	$473,862

December 31, 2024

Non real estate assets related to real estate held for sale	Commercial	Model Home	Total
Cash equivalents and restricted cash	1,749,905	—	1,749,905
Deferred leasing costs	326,923	—	326,923
Other Assets, net	658,061	—	658,061
Total Assets	$2,734,889	$—	$2,734,889

Non real estate liabilities related to real estate held for sale
Accounts payable and accrued liabilities	482,628	—	482,628
Accrued real estate taxes	367,229	—	367,229
Total liabilities	$849,857	$—	$849,857